Schedule of investments
Macquarie Healthcare Fund	December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.64%♦
Biotechnology — 28.23%
ACADIA Pharmaceuticals †	92,648	$ 1,700,091
Alkermes †	300,000	8,628,000
Allogene Therapeutics †	146,779	312,639
Alnylam Pharmaceuticals †	30,000	7,059,300
Altimmune †	100,000	721,000
Amarin ADR †	190,000	92,150
AnaptysBio †	93,732	1,241,012
Arcus Biosciences †	379,100	5,644,799
Atea Pharmaceuticals †	70,000	234,500
BioMarin Pharmaceutical †	110,000	7,230,300
BioNTech ADR †	18,000	2,051,100
Cellectis ADR †	226,875	408,375
Cogent Biosciences †	230,000	1,794,000
Coherus Biosciences †	900,000	1,242,000
Compugen †	1,020,000	1,560,600
Cytokinetics †	30,000	1,411,200
Day One Biopharmaceuticals †	110,000	1,393,700
Dynavax Technologies †	570,000	7,278,900
Exact Sciences †	91,353	5,133,125
Fortress Biotech †	6,666	13,499
Galmed Pharmaceuticals †	1,701	5,426
GRAIL †	80,000	1,428,000
Immunovant †	122,100	3,024,417
Incyte †	80,000	5,525,600
Intellia Therapeutics †	20,000	233,200
Janux Therapeutics †	76,601	4,101,218
Karyopharm Therapeutics †	500,000	338,150
Landos Biopharma †	14,718	36,942
MacroGenics †	420,000	1,365,000
Madrigal Pharmaceuticals †	15,000	4,628,550
MEI Pharma †	30,000	73,800
Mersana Therapeutics †	150,000	214,500
Moderna †	10,000	415,800
Mural Oncology †	30,000	96,600
Mustang Bio †	8,000	1,416
Myriad Genetics †	50,000	685,500
Nektar Therapeutics †	256,385	238,438
Neurocrine Biosciences †	70,000	9,555,000
NextCure †	150,000	115,650
ProQR Therapeutics †	620,000	1,643,000
Puma Biotechnology †	61,255	186,828
NQ- 573 [1224] 0225 (4220427)    1

Schedule of investments
Macquarie Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals †	47,000	$ 33,479,510
REGENXBIO †	149,000	1,151,770
Rigel Pharmaceuticals †	160,000	2,691,200
Rocket Pharmaceuticals †	58,000	729,060
Roivant Sciences †	338,181	4,000,681
Sangamo Therapeutics †	400,000	408,000
Sarepta Therapeutics †	11,000	1,337,490
Sio Gene Therapies †	64,171	0
Structure Therapeutics ADR †	58,000	1,572,960
Syndax Pharmaceuticals †	180,000	2,379,600
Tarsus Pharmaceuticals †	150,000	8,305,500
Theravance Biopharma †	208,783	1,964,648
Ultragenyx Pharmaceutical †	70,000	2,944,900
uniQure †	706,166	12,470,892
United Therapeutics †	14,000	4,939,760
Ventyx Biosciences †	430,000	941,700
Vertex Pharmaceuticals †	25,000	10,067,500
Viking Therapeutics †	330,100	13,283,224
Viridian Therapeutics †	29,370	563,023
Voyager Therapeutics †	5,700	32,319
WaVe Life Sciences †	81,955	1,013,783
Xencor †	200,000	4,596,000
XOMA Royalty †	3,466	91,086
		198,027,931
Blue Chip Medical Products — 51.48%
AbbVie	130,000	23,101,000
Amgen	87,500	22,806,000
AstraZeneca	131,243	17,199,250
Biogen †	28,000	4,281,760
Boston Scientific †	380,000	33,941,600
Chugai Pharmaceutical	580,000	25,567,063
Eli Lilly & Co.	80,000	61,760,000
Euroapi †	8,695	25,939
Gilead Sciences	210,000	19,397,700
Johnson & Johnson	100,000	14,462,000
Merck & Co.	333,000	33,126,840
Organon & Co.	29,500	440,140
Pfizer	1,145,000	30,376,850
Roche Holding	80,000	22,368,540
Sanofi	165,423	16,062,669
Stryker	15,000	5,400,750
2    NQ- 573 [1224] 0225 (4220427)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
UCB	112,137	$ 22,325,397
Zimmer Biomet Holdings	80,000	8,450,400
		361,093,898
Healthcare Services — 10.08%
CVS Health	100,000	4,489,000
Elevance Health	63,000	23,240,700
Quest Diagnostics	30,000	4,525,800
UnitedHealth Group	76,000	38,445,360
		70,700,860
Other — 2.51%
Cia de Minas Buenaventura ADR	66,353	764,386
Fannie Mae †	1,300,000	4,264,000
Federal Home Loan Mortgage †	1,050,000	3,428,775
Kenvue	186,600	3,983,910
Sohu.com ADR †	390,722	5,149,716
		17,590,787
Small- / Mid-Cap Medical Products — 7.34%
Halozyme Therapeutics †	220,000	10,518,200
Illumina †	100,000	13,363,000
InnoCare Pharma 144A #, †	17,000	13,396
Intra-Cellular Therapies †	80,000	6,681,600
Perrigo	230,000	5,913,300
Topcon	16,800	299,510
Viatris	1,170,018	14,566,724
Zimvie †	8,000	111,600
		51,467,330
Total Common Stocks (cost $532,594,407)		698,880,806

Rights — 0.01%
Biotechnology — 0.01%
Ambit Bioscience =, †, π	76,500	0
Yumanity Therapeutics =, †	750,000	0
Contra Surface Oncolog †	350,000	26,950
Mirati Therapeutics †	60,000	42,000
Total Rights (cost $0)		68,950

NQ- 573 [1224] 0225 (4220427)    3

Schedule of investments
Macquarie Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.30%
Money Market Mutual Funds — 0.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	513,590	$ 513,590
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	513,590	513,590
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	513,590	513,590
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	513,589	513,589
Total Short-Term Investments (cost $2,054,359)		2,054,359
Total Value of Securities—99.95% (cost $534,648,766)		701,004,115

Receivables and Other Assets Net of Liabilities—0.05%		385,101
Net Assets Applicable to 29,541,969 Shares Outstanding—100.00%		$701,389,216
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $13,396, which represents 0.00% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Ambit Bioscience	11/12/14	$—	$—
Summary of abbreviations:
ADR – American Depositary Receipt
4    NQ- 573 [1224] 0225 (4220427)